Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 3. Intangible Assets

The Company capitalizes costs pertaining to the development of the LGBTQ100 ESG Index website. The Company began amortizing these costs upon the launch of the index, and will amortize the costs over a three-year useful life.

At June 30, 2021 and December 31, 2020, intangible assets, net was $66,139 and $78,285, respectively. Amortization expense was $6,448 and $12,895 for both the three and six months ended June 30, 2021 and 2020, respectively.

Note 3. Intangible Assets

The Company capitalized costs pertaining to the development of the LGBTQ100 ESG Index website. The Company began amortizing upon the launch of the index, and will amortize the costs over a three-year useful life.

At December 31, 2020 and 2019, intangible assets, net was $78,285 and $73,076, respectively. Amortization expense was $25,792 and $4,499, respectively, for the years ended December 31, 2020 and 2019